Deposits - Summary of Deposits and Components (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Disclosure Of Deposits [Line items]
Deposits	$ 705,917	$ 697,572
Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	134,405
Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	218,568
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	352,944
Financial liabilities at carrying value [member]
Disclosure Of Deposits [Line items]
Held at amortized cost	673,476	670,770
Financial liabilities at fair value [member]
Disclosure Of Deposits [Line items]
Designated at fair value	32,441	26,802
Personal [member]
Disclosure Of Deposits [Line items]
Deposits	236,665	232,095
Personal [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	14,794
Personal [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	130,899
Personal [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	90,972
Business and government [member]
Disclosure Of Deposits [Line items]
Deposits	394,950	397,188
Business and government [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	105,557
Business and government [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	87,586
Business and government [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	201,807
Bank [member]
Disclosure Of Deposits [Line items]
Deposits	24,784	22,523
Bank [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	14,054
Bank [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	83
Bank [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	10,647
Secured borrowings [member]
Disclosure Of Deposits [Line items]
Deposits	49,518	45,766
Secured borrowings [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	49,518
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	88,680	93,801
Canada [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	468,565	447,409
USA [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	14,023	17,053
USA [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	88,661	92,333
Other International [Member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	6,216	6,452
Other International [Member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	$ 39,772	$ 40,524